CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,823	$ 5,058	$ 14,771	$ 15,104
Cost of sales	2,052	2,249	6,262	6,937
Gross profit	2,771	2,809	8,509	8,167
Research and development expenses	361	412	1,079	1,109
Selling and marketing expenses	780	950	2,562	2,855
General and administrative expenses	316	293	948	897
Impairments restructuring and others	384	164	968	364
Legal Settlements And Loss Contingencies	(80)	(122)	531	(67)
Operating income	1,010	1,112	2,421	3,009
Financial expenses - net	697	84	930	243
Income before income taxes	313	1,028	1,491	2,766
Income taxes	193	160	385	405
Share in losses of associated companies - net	4	5	7	13
Net income	116	863	1,099	2,348
Net gain (loss) attributable to non-controlling interests	13	(13)	11	(20)
Net income attributable to Teva	$ 103	$ 876	$ 1,088	$ 2,368
Earnings per share attributable to Teva:
Basic	$ 0.12	$ 1.02	$ 1.28	$ 2.78
Diluted	$ 0.12	$ 1.02	$ 1.26	$ 2.76
Weighted average number of shares (in millions):
Basic	851	855	851	852
Diluted	862	861	860	857